Related parties	12 Months Ended
Dec. 31, 2021
Related parties
Related parties

20      Related parties

As presented in note 1, the Company is part of Cogna Group and some of the Company’s transactions and arrangements involve entities that belong to the Cogna Group. The effect of these transactions is reflected in these Consolidated Financial Statements, with these related parties segregated by nature of transaction measured on an arm’s length basis and determined by intercompany agreements and approved by the Company’s Management. Furthermore, all of them are settled in cash, except for certain intangibles described in item 20(d).

The balances and transactions between the Company and its affiliates have been eliminated in the Company’s Consolidated Financial Statements. The balances and transactions between related parties are shown below:

	December 31, 2021
	Other receivables (i)	Trade receivables (Note 10 and 20c)	Indemnification asset (note 20b)	Other payments (ii)	Suppliers (note 15)	Bonds (note 14)
Acel Adminstração de Cursos Educacionais Ltda	-	6,482	-	-	474	-
Anhanguera Educacional Participacoes SA.	-	413	-	-	-	-
Centro Educacional Leonardo Da Vinci SS	-	-	-	-	6	-
Cogna Educação S.A.	-	-	160,470	3,021	-	315,764
Colégio Ambiental Ltda	-	805	-	-	-	-
Colégio JAO Ltda.	-	4,974	-	-	33	-
Colegio Manauara Lato Sensu Ltda.	-	3,291	-	-	458	-
Colegio Manauara Cidade Nova Ltda.		395			-
Colegio Visao Eireli	-	132	-	-	13	-
Colégio Cidade Ltda	-	397	-	-	15	-
COLEGIO DO SALVADOR LTDA		1			-
Curso e Colégio Coqueiro Ltda	-	434	-	-	20	-
ECSA Escola A Chave do Saber Ltda	-	1,444	-	-	16	-
Editora Atica S.A.	-	2,207	-	20,040	9,239	-
Editora E Distribuidora Educacional S.A.	-	436	-	15,754	88	-
Editora Scipione S.A.	-	445	-	211	556	-
Educação Inovação e Tecnologia S.A.	-	-	-	128	-	-
Escola Mater Christi Ltda.	-	765	-	-	139	-
Escola Riacho Doce Ltda	-	-	-	-	24	-
Maxiprint Editora Ltda.	-	1,205	-	117	76	-
Nucleo Brasileiro de Estudos Avançados Ltda	-	420	-	-	45	-
Papelaria Brasiliana Ltda	-	644	-	-	-	-
Pitagoras Sistema De Educacao Superior Ltda.	-	76	-	-	-	-
Saber Serviços Educacionais S.A.	14	7,269	-	-	578	-
Saraiva Educacao S.A.	365	1,179	-	-	5,136	-
SGE Comercio De Material Didatico Ltda.	-	-	-	-	1,687	-
Sistema P H De Ensino Ltda.	-	4,421	-	-	177	-
Sociedade Educacional Alphaville Ltda	-	1,257	-	-	1	-
Sociedade Educacional Doze De Outubro Ltda.	-	734	-	-	47	-
Sociedade Educacional Parana Ltda.	-	91	-	-	11	-
Somos Idiomas SA	122	-	-	-	-	-
Somos Operações Escolares S.A.	-	3,305	-	-	29	-
SSE Serviços Educacionais Ltda.	-	3,602	-	-	665	-
	501	46,824	160,470	39,271	19,533	315,764
(i)	Refers substantially to accounts receivable generated from sharing costs e.g IT services shared by the Company to Cogna Group
(ii)	Refers substantially to accounts payable by sharing expenses e.g property leasing, personnel and IT licenses shared with Cogna Group.
	December 31, 2020
	Other receivables (i)	Trade receivables (Note 9)	Indemnification asset (note 20b)	Other payments (ii)	Loans (iii)	Suppliers (note 14)	Bonds (note 13)
Acel Adminstração de Cursos Educacionais Ltda	-	2,899	-	-	-	36	-
Anhanguera Educacional Participacoes SA.	-	413	-	-	-	-	-
Centro Educacional Leonardo Da Vinci SS	-	63	-	-	-	-	-
Cogna Educação S.A.	-	-	153,714	1,354	20,884	-	691,451
Colégio Ambiental Ltda	-	315	-	-	-		-
Colégio JAO Ltda.	-	772	-	-	-	-	-
Colegio Manauara Lato Sensu Ltda.	-	2,838	-	-	-	173	-
Colégio Motivo Ltda.	-	1,250	-	-	-	249	-
Colegio Visao Eireli	-	115	-	-	-	-	-
Conlégio Cidade Ltda	-	155	-	-	-		-
Curso e Colégio Coqueiro Ltda	-	188	-	-	-		-
ECSA Escola A Chave do Saber Ltda	-	435	-	-	-		-
Editora Atica S.A.	-	1,193	-	72,158	-	7,392	-
Editora E Distribuidora Educacional S.A.	-	528	-	9,547	-	89	-
Editora Scipione S.A.	-	414	-	13,408	-	1,386	-
Educação Inovação e Tecnologia S.A.	-	-	-	229	-	0	-
EDUFOR Serviços Educacionais Ltda	-	10	-	-	-		-
Escola Mater Christi Ltda.	-	216	-	-	-	104	-
Escola Riacho Doce Ltda	-	253	-	-	-		-
Maxiprint Editora Ltda.	13	367	-	-	-	26	-
Nucleo Brasileiro de Estudos Avançados Ltda	-	391	-	-	-		-
Papelaria Brasiliana Ltda	-	1,478	-	-	-		-
Pitagoras Sistema De Educacao Superior Ltda.	-	127	-	-	-	-	-
Saber Serviços Educacionais S.A.	1,686	3,710	-	-	-	2,658	100,892
Saraiva Educacao S.A.	-	804	-	36,454	-	8,010	-
SGE Comercio De Material Didatico Ltda.	-	6	-	41	-	661	-
Sistema P H De Ensino Ltda.	-	2,348	-	2,116	-	163	-
Sociedade Educacional Alphaville Ltda	-	190	-	-	-		-
Sociedade Educacional Doze De Outubro Ltda.	-	231	-	-	-	36	-
Sociedade Educacional NEODNA Cuiaba Ltda	-	101	-	-	-		-
Somos Idiomas SA	79	-	-	-	-	-	-
Somos Operações Escolares S.A.	292	980	-	-	-	-	-
	2,070	22,791	153,714	135,307	20,884	20,985	792,343
(i)	Refers to other receivables related to cost sharing agreements where substantially Saber Serviços Educacionais (“Saber”), a Cogna Group entity, takes services from the Company.
(ii)	Refers substantially to “Reverse Factoring” contracts for raw material purchases, specifically graphics and paper, which the Company reimburses Atica and Scipione. See item a, below.
(iii)	Until December 31, 2020 the Company held a loan agreement with Cogna Educação S,A, in the amount of R$ 20,884 that was paid on January 21, 2021.
	Year ended December 31, 2021				Year ended December 31, 2020				Year ended December 31, 2019
Transactions:	Revenues	Finance costs (i)	Cost Sharing (note 20d)	Sublease (note 20f)	Revenues	Finance costs	Cost Sharing (note 20d)	Sublease (note 20f)	Revenues	Finance costs
Acel Administracao De Cursos Educacionais Ltda.	2,790	-	-	-	1,230	-	-	-	-	-
Centro Educacional Leonardo Da Vinci SS	41	-	-	-	1,319	-	-	-	511	-
Cogna Educação S.A.	-	25,859	-	-	-	48,432	-	-	-	86,839
Colégio Ambiental Ltda	496	-	-	-	-	-	-	-	-	-
Colégio Cidade Ltda	146	-	-	-	-	-	-	-	-	-
Colegio JAO Ltda.	1,582	-	-	-	387	-	-	-	311	-
Colégio Manauara Lato Sensu Ltda.	1,903	-	-	-	3,139	-	-	-	-	-
Colegio Manauara Cidade Nova Ltda.	275	-	-	-	-	-	-	-	-	-
Colégio Motivo Ltda.	35	-		-	1,308	-	-	-	-	-
Colégio Visão Ltda	287	-	-	-	-	-	-	-	-	-
Cursos e Colégio Coqueiros Ltda	268	-	-	-	-	-	-	-	-	-
Ecsa Escola A Chave Do Saber Ltda.	593	-	-	-	657	-	-	-	-	-
Editora Atica S.A.	5,374	-	6,130	13,153	7,287	229	11,989	15,364	-	-
Editora E Distribuidora Educacional SA.	-	-	31,384	-	1,841	-	36,144	1,489	469	-
Editora Scipione SA.	1,341	-	-	-	1,551	-	-	-	-	-
Escola Mater Christi	311	-	-	-	246	-	-	-	-	-
Escola Riacho Doce Ltda	77	-	-	-	-	-	-	-	-	-
Maxiprint Editora Ltda.	1,107	-	-	-	612	-	-	-	-	-
Nucleo Brasileiro de Estudos Avancados Ltda	276	-	-	-	423	-	-	-	-	-
Papelaria Brasiliana Ltda	249	-	-	-	1,287	-	-	-	-	-
Saber Serviços Educacionais S.A.	900	-	-	-	1,254	6,740	-	729	4,642	5,744
Saraiva Educacao SA.	2,405	-	-	2,528	3,364	-	-	3,739	-	-
Sistema P H De Ensino Ltda.	4,417	-	-	-	5,776	-	-	-	1,909	-
Sociedade Educacional Alphaville SA	414	-	-	-	317	-	-	-	-	-
Sociedade Educacional Doze De Outubro Ltda	360	-	-	-	295	-	-	-	1,770	-
Sociedade Educacional Neodna Cuiaba Ltda.	224	-	-	-	367	-	-	-	1,307	-
Sociedade Educacional Parana Ltda.	-	-	-	-	795	-	-	-	-	-
SOE Operações Escolares SA.	1,086	-	-	-	-	-	-	-	-	-
Somos Educação S.A.	-	-	-	-	-	278	-	-	-	-
Somos Idiomas Ltda	-	-	-	258	-	-	-	-	-	-
Somos Operações Escolares SA.	243	-	-	-	-	-	-	-	1,647	-
SSE Serviços Educacionais Ltda.	1,463	-	-	-	-	-	-	-	-	-
Sociedade Educacional NEODNA Cuiaba Ltda - EPP	-	-	-	-	367	-	-	-	-	-
Others	-	-	-	-	-	-	-	362	134	-
	28,663	25,859	37,514	15,939	33,822	55,679	48,133	21,683	12,700	92,583
(i)	Refers to debentures interest; see Note 14.
  Suppliers and other arrangements with related parties

The Company, as a result of the carve-out process on December 31, 2019, maintained the reverse factoring operations (specifically purchases of raw materials with affiliates of the Cogna Group) and until then, owned the assets and liabilities. After the carve-out process on January 1, 2020, the Company assumed these commitments. However, the Company considered the fact that these contracts would last a year or less after the carve-out date, and the cost and benefit of transferring the contracts from Cogna Group affiliates to the Company would be greater than keep them with Cogna Group. As a result, Management decided to reimburse Cogna Group for these expenses as the contracts expired and settled the entire remaining balance of this transaction in May 2021. Since January 1, 2021 the Company did not arrange reverse factoring transactions with related parties, being the outstanding amount as of December 31, 2020, settled on May, 2021 in the amount of R$ 83,922.

In addition to this process, the affiliates of Cogna also had some shared expenses such as property lease, expenses with personnel and software license, which continued even after the carve-out process was completed and still remain today. As of December 31, 2021, only shared expense transactions are part of these commitments, which amounted to R$39,271 (R$135,307 as of December 31, 2020).

  Indemnification asset

In December 2019, the Company and Cogna Group signed the agreement to legally bind the indemnification from the seller in connection with the acquisition of Somos by the Cogna Group, in order to indemnify the Company for any and all losses that may be incurred in connection with all contingencies or lawsuits related to Somos-Anglo up to the maximum amount of R$ 160.5 million as of December 31, 2021 (R$ 153.7 million as of December 31, 2020). See Provision for risks of tax, civil and labor losses and judicial deposits and escrow account footnote (note 20).

  Trade receivables

The Company and its subsidiaries provide learning systems, textbooks, and complementary educational solutions to the Cogna Group which substantially comprises schools, publishers, language schools and stationery shops. All sales and services provided are based on intercompany contracts and its commercial conditions, which include price, margin and payment terms, were determined on an arm’s length basis.

  Cost sharing agreements with related parties

The Company expensed certain amounts based on an apportionment from Cogna Group related to shared services, including the shared service center, IT expenses, proprietary IT systems and legal and accounting activities, and shared warehouses and other logistic activities based on agreements. Those expenses, in the amount of R$ 37,514 as of December 31, 2021 (R$ 48,133 for the year ended December 31, 2020) are related to these apportionments.

  Brand and Copyrights sharing agreements with related parties

In November and December 2019, the Company entered into brand and copyrights sharing agreements with related parties, as follows:

(i)	On November 6, 2019, the Company entered into a trademark license agreement (as amended in 2020) with EDE whereby the Company was granted at no cost rights to use related to the trademark “Pitágoras,” This agreement is valid for a period of 20 years, automatically and successively renewable for the same period.
(ii)	On November 11, 2019, the Company and EDE (Cogna Group’s Parent Company) entered into a copyright license agreement whereby EDE agreed to grant a license, at no cost, to the Company, for commercial exploitation and use of copyrights related to the educational platform materials. The agreement is valid for three years.
(iii)	On December 6, 2019, the Company also entered into two trademark license agreements (as amended in 2020) whereby the rights to use related to certain trademarks, such as “Somos Educação”, “Editora Atica”, “Editora Scipione,” “Atual Editora,” “Par Plataforma Educacional,” “Sistema Maxi de Ensino,” “Bilingual Experience,” “English Stars” and “Rede Cristã de Educação,” were granted at no cost to certain related parties, This agreement is valid for a period of 20 years, automatically and successively renewable for the same period, On December 31, 2021 all those commitments have been renewed with related parties at no cost.
  Lease and sublease agreements with related parties

The Company and its related parties also shared the infrastructure of leased warehouses and other properties, which are direct expenses of the Cogna Group, The expenses related to these lease payments were recognized in the consolidated financial statements according to assumptions defined by Management based on utilization of these properties by the Company,

However, as part of its corporate restructuring (Note 1), the Company entered into lease and sublease agreements with its related parties on December 5, 2019, to continue to share these leased warehouses and other properties, as follows:

f,1      Commercial lease agreement

Lessee Entity	Counterparty to lease agreement (Lessor)	Monthly payments	Maturity	Rate	State of the property in use
Somos Sistemas de Ensino S,A,	Editora Scipione S,A,	R$35	60 months from the agreement date	Inflation index	Pernambuco (Recife)
Somos Sistemas de Ensino S,A,	Editora Ática S,A,	R$30	60 months from the agreement date	Inflation index	Bahia (Salvador)

f,2      Commercial sublease agreement

Entity (Sublessor)	Counterparty to the sublease agreement (Sublessee)	Monthly payments	Maturity	Rate	State of the property in use
Editora e Distribuidora Educacional S,A (“EDE”)	Somos Sistemas de Ensino S,A,	R$ 390	September 30, 2025	Inflation index	São Paulo (São Paulo)
Somos Sistemas de Ensino S,A,	Editora Ática S,A,	R$439	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S,A,	SGE Comércio de Material Didático Ltda, (“SGE”),	R$15	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S,A,	Somos Idiomas S,A,	R$ 3	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S,A,	Saraiva Educação S,A, (“Sariva”)	R$ 113	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S,A,	Livraria Livro Fácil Ltda,(“Livro Fácil”)	R$ 82	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S,A,	Editora e Distribuidora Educacional S,A (“EDE”)	R$ 43	September 30, 2025	Inflation index	São Paulo (São José dos Campos)

Income from these lease and sublease agreements with related parties was recognized in the Consolidated Financial Statements as of December 31, 2021 in the amount of R$ 15,939 (R$ 21,683 for the year ended December 31, 2020).

  Compensation of key management personnel

Key management personnel include the members of the Board of Directors, Audit Committee, the CEO and the vice-presidents, for which the nature of the tasks performed were related to the activities of the Company.

For the year ended December 31, 2021, key management compensation, including charges and variable compensation added up to R$ 12,990 (R$ 40,576 for the year ended December 31, 2020). The Audit Committee and Board of Directors were established in July 2020 as a result of the IPO.

The following benefits are granted to the Company’s management members: healthcare plan, share-based compensation plan, discounts on monthly tuition of K-12 in the Cogna Group’s schools, besides discounts over the Company’ own products.

See below the compensation of key management personnel by nature:

a)	Short term benefits - Short-term benefits include fixed compensation (salaries and fees, vacation, mandatory bonus, and “13th salary” bonus), payroll charges (Company share of contributions to social security – INSS) and variable compensation such as profit sharing, the short-term benefits, that included Bonus IPO. For the year ended December 31, 2021 amounted to R$ 4,685 (R$ 6,982 for the year ended December 31, 2020), including payroll charges.
b)	Long-term benefits - The Company also offered to certain key management personnel payment based on its restricted shares units – ILP, amounting to R$ 8,305 for the year ended December 31, 2021 (R$ 33,594 for the year ended December 31, 2020) including payroll charges.

The Key management personnel compensation expenses comprised the following:

	December 31, 2021	December 31, 2020	December 31, 2019
Short-term employee benefits	4,685	6,982	11,430
Share-based compensation plan	8,305	33,594	1,372
	12,990	40,576	12,802
  Guarantees related to finance

According to Note 14, on November 21, 2018, Mind Makers entered into a bank credit note in favor of Banco de Desenvolvimento de Minas Gerais SA - BDMG, for an aggregate amount of R$1,676 with maturity on November 15, 2026. A personal lien to secure this bank credit note was granted by certain individuals, including, our Chief Executive Officer.